UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 3/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    PRINCIPAL                                                                                                              VALUE
    AMOUNT
    OR SHARES
                  U.S. TREASURY--99.4%
                  TREASURY SECURITIES--99.4%
  $    50,181     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2027                                          $    50,589
      289,325     U.S. Treasury Inflation Protected Bond, 3.875%, 4/15/2029                                              367,311
      354,334     U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2025                                              356,563
      210,522     U.S. Treasury Inflation Protected Note, 4.250%, 1/15/2010                                              223,933
      104,900     U.S. Treasury Inflation Protected Note, 3.875%, 1/15/2009                                              108,755
      230,028     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2014                                              227,837
      214,145     U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2016                                              210,922
      377,099     U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012                                              395,386
      369,167   1 U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2013                                              364,378
      240,381     U.S. Treasury Inflation Protected Note, 0.875%, 4/15/2010                                              232,494
      218,516     U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2015                                              213,677
                     TOTAL U.S. TREASURY (IDENTIFIED COST $2,711,041)                                                  2,751,845
                  MUTUAL FUND--1.3%
       34,607   2 Government Obligations Fund, Institutional Shares (7-Day Net Yield 5.17%)  (AT NET ASSET VALUE)         34,607
                     TOTAL INVESTMENTS-100.7%                                                                          2,786,452
                     (IDENTIFIED COST $2,745,648)3
                     OTHER ASSETS AND LIABILITIES-NET-(0.7)%                                                            (18,829)
                     TOTAL NET ASSETS-100%                                                                           $ 2,767,623

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2    Affiliated company.

3 At March 31, 2007, the cost of investments for federal tax purposes was $2,745,648. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $40,804. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,804.

     At March 31, 2007, the Fund had the following outstanding futures contracts:

    DESCRIPTION                             NUMBER OF     NOTIONAL   EXPIRATION  UNREALIZED APPRECIATION
                                            CONTRACTS     VALUE      DATE        (DEPRECIATION)
    4U.S. Treasury Bond Futures - Short     2             $222,500   June 2007    $3,742
    4U.S. Treasury Notes 2 Years Futures    6             $1,229,344 June 2007   (1,057)
    - Long
         TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS                      $2,685
  4 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities, including TIPS, furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.




The following acronym is used throughout this portfolio:

 TIPS --Treasury Inflation Protected Securities






FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    ADJUSTABLE RATE MORTGAGES-7.4%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-1.7%
  $   8,888,604     ARM, 5.774%, 1/1/2037                                                                            $     8,934,696
     15,000,000     ARM, 5.900%, 2/1/2037                                                                                 15,083,887
                       TOTAL                                                                                              24,018,583
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-5.7%
      1,941,247     ARM, 5.300%, 1/1/2037                                                                                  1,948,621
      4,097,173     ARM, 5.390%, 1/1/2037                                                                                  4,121,148
     11,072,172     ARM, 5.550%, 8/1/2036                                                                                 11,151,432
     14,022,593     ARM, 5.580%, 2/1/2047                                                                                 14,106,679
      5,296,284     ARM, 5.600%, 2/1/2037                                                                                  5,332,604
     17,466,664     ARM, 5.630%, 4/1/2036                                                                                 17,565,307
     15,011,038     ARM, 5.730%, 2/1/2037                                                                                 15,147,316
     12,451,394     ARM, 5.980%, 7/1/2036                                                                                 12,604,154
                       TOTAL                                                                                              81,977,261
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                   105,995,844
                       (IDENTIFIED COST $106,061,546)
                    COLLATERALIZED MORTGAGE OBLIGATIONS-16.7%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-7.1%
      9,742,361     REMIC 2981 FA, 5.720%, 5/15/2035                                                                       9,759,714
     22,989,364     REMIC 3144 FB, 5.670%, 4/15/2036                                                                      23,064,709
     19,328,062     REMIC 3160 FD, 5.650%, 5/15/2036                                                                      19,401,081
     14,113,624     REMIC 3175 FE, 5.630%, 6/15/2036                                                                      14,149,988
      5,798,138     REMIC 3206 FE, 5.720%, 8/15/2036                                                                       5,825,256
     13,673,647     REMIC 3296 YF, 5.720%, 4/15/2037                                                                      13,662,571
     16,525,000     REMIC 3303 FG, 5.750%, 1/5/2037                                                                       16,525,000
                       TOTAL                                                                                             102,388,319
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-9.0%
      3,793,329     REMIC 2005-63 FC, 5.570%, 10/25/2031                                                                   3,794,033
      4,822,514     REMIC 2006-43 FL, 5.720%, 6/25/2036                                                                    4,854,010
     13,668,877     REMIC 2006-58 FP, 5.620%, 7/25/2036                                                                   13,720,352
     22,843,019     REMIC 2006-81 FB, 5.670%, 9/25/2036                                                                   22,982,724
     20,527,023     REMIC 2006-85 PF, 5.700%, 9/25/2036                                                                   20,626,848
     18,973,028     REMIC 2006-104 FY, 5.660%, 11/25/2036                                                                 18,999,828
     24,061,930     REMIC 2006-115 EF, 5.680%, 12/25/2036                                                                 24,165,692
     20,000,000     REMIC 2007-30 QF, 5.610%, 4/25/2037                                                                   19,997,400
                       TOTAL                                                                                             129,140,887
                    RESIDENTIAL FUNDING MORTGAGE SECURITIES-0.6%
      7,908,969     I 2005-SA3, Class 3A, 5.241%, 8/25/2035                                                                7,907,552
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         239,436,758
                       (IDENTIFIED COST $238,667,266)
                    MORTGAGE-BACKED SECURITIES-88.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-54.0%
     76,107,300   1 4.500%, 6/1/2019 - 3/1/2036                                                                           73,202,541
    347,561,896   1 5.000%, 7/1/2019 - 4/1/2037                                                                          337,468,211
    246,429,578   1 5.500%, 3/1/2021 - 4/1/2037                                                                          244,822,146
     98,430,381   1 6.000%, 5/1/2014 - 4/1/2037                                                                           99,301,733
     17,741,914     6.500%, 7/1/2014 - 11/1/2036                                                                          18,113,407
      1,803,770     7.000%, 12/1/2011 - 4/1/2032                                                                           1,875,839
      1,000,527     7.500%, 12/1/2022 - 7/1/2031                                                                           1,040,566
        937,334     8.000%, 11/1/2009 - 3/1/2031                                                                             975,929
         29,922     8.500%, 9/1/2025                                                                                          32,461
         47,312     9.000%, 5/1/2017                                                                                          50,738
          2,402     9.500%, 4/1/2021                                                                                           2,680
                       TOTAL                                                                                             776,886,251
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-32.3%
     32,958,564     4.500%, 12/1/2019 - 10/1/2035                                                                         31,331,374
     33,941,724     5.000%, 7/1/2019 - 5/1/2034                                                                           33,361,804
    177,038,768     5.500%, 2/1/2009 - 5/1/2036                                                                          175,358,707
    174,003,459   1 6.000%, 12/1/2013 - 4/1/2037                                                                         175,446,418
     36,716,603     6.500%, 2/1/2009 - 12/1/2036                                                                          37,550,263
      8,851,499     7.000%, 7/1/2010 - 8/1/2032                                                                            9,211,155
      1,570,878     7.500%, 6/1/2011 - 6/1/2033                                                                            1,626,203
        478,272     8.000%, 7/1/2023 - 3/1/2031                                                                              502,975
         25,824     9.000%, 11/1/2021 - 6/1/2025                                                                              27,794
                       TOTAL                                                                                             464,416,693
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.9%
     20,000,000   1 5.500%, 4/15/2037                                                                                     19,892,126
        571,667     6.000%, 10/15/2028 - 6/15/2029                                                                           581,564
      2,395,931     6.500%, 10/15/2028 - 2/15/2032                                                                         2,461,779
      2,033,596     7.000%, 11/15/2027 - 2/15/2032                                                                         2,123,393
        789,302     7.500%, 6/20/2007 - 1/15/2031                                                                            828,077
      1,116,952     8.000%, 2/15/2010 - 11/15/2030                                                                         1,170,260
        430,659     8.500%, 3/15/2022 - 11/15/2030                                                                           466,024
          2,226     9.500%, 10/15/2020                                                                                         2,501
        304,442     12.000%, 4/15/2015 - 6/15/2015                                                                           349,184
                       TOTAL                                                                                              27,874,908
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                1,269,177,852
                       (IDENTIFIED COST $1,250,690,250)
                    REPURCHASE AGREEMENTS-12.5%
    138,734,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which             138,734,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725.
      1,327,000   2 Interest in $30,243,000 joint repurchase agreement 5.26%, dated 3/13/2007 under which Banc of          1,327,000
                    America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/1/2037 for $30,375,565 on 4/12/2007. The market value of the underlying securities at the end of the period was $30,938,005 (segregated pending settlement of dollar-
                    roll transactions).
     20,000,000   2 Interest in $55,276,000 joint repurchase agreement 5.26%, dated 3/19/2007 under which Banc of         20,000,000
                    America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/1/2037 for $55,510,217 on 4/17/2007. The market value of the underlying securities at the end of the period was $56,496,852 (segregated pending settlement of dollar-
                    roll transactions).
     20,000,000   2 Interest in $46,361,000 joint repurchase agreement 5.26%, dated 3/21/2007 under which UBS             20,000,000
                    Securities LLC will repurchase a U.S. Government Agency security maturing on 11/15/2036 for
                    $46,557,442 on 4/19/2007. The market value of the underlying security at the end of the period was $47,816,641 (segregated pending settlement of dollar-roll transactions).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             180,061,000
                       TOTAL INVESTMENTS - 124.8%                                                                      1,794,671,454
                       (IDENTIFIED COST $1,775,480,062)3
                       OTHER ASSETS AND LIABILITIES -- NET -- (24.8)%                                                  (356,085,695)
                       TOTAL NET ASSETS -- 100%                                                                      $ 1,438,585,759

1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 At March 31, 2007, the cost of investments for federal tax purposes was $1,775,480,062. The net unrealized appreciation of investments for federal tax purposes was $19,191,392. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,587,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $396,093.


    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

    INVESTMENT VALUATION
    Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed- income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

    Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

    Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

    The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit







     HIGH YIELD BOND PORTFOLIO
     PORTFOLIO OF INVESTMENTS
     March 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

                    CORPORATE BONDS-95.4%
                    AEROSPACE / DEFENSE-2.4%
   $  3,150,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                          $   3,165,750
      2,825,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                     2,867,375
      2,475,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,          2,564,719
                    4/1/2015
        975,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A,             1,021,312
                    9.75%, 4/1/2017
      1,550,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                1,654,625
      1,125,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                             1,110,937
      3,400,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                                             3,366,000
        875,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                      854,219
      1,625,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                         1,618,906
        725,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                         752,188
                       TOTAL                                                                                              18,976,031
                    AUTOMOTIVE-3.0%
      1,750,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                    1,474,375
      3,325,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                         2,589,344
      3,675,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012                                 3,596,616
      3,725,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                         3,623,781
      1,125,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                     1,192,429
      2,400,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                             2,313,190
      3,100,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                            2,542,000
      1,550,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                          1,453,125
      1,850,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                          1,669,625
      1,000,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                            1,047,500
      2,750,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                              2,860,000
                       TOTAL                                                                                              24,361,985
                    BUILDING MATERIALS-1.4%
      1,250,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                             1,278,125
        878,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                            886,780
        825,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                         833,250
      1,125,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                          1,164,375
      1,775,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                1,606,375
        925,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                675,250
      1,275,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                  1,246,313
      2,475,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                               2,673,000
        950,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                       983,250
                       TOTAL                                                                                              11,346,718
                    CHEMICALS-6.2%
      2,125,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                             2,066,562
      3,950,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                               3,861,125
      2,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                             2,070,500
      5,334,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                         4,980,622
      2,078,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                  2,370,832
      1,350,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                     1,427,625
      1,400,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                      1,466,500
      4,175,000 1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                           4,399,406
      2,450,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                         2,621,500
      1,969,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                      2,146,210
      3,750,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                              4,031,250
        725,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                              759,438
      1,550,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                            1,643,000
      1,400,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                           1,239,000
        950,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                   978,500
      2,625,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                           2,802,188
      4,400,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                              4,609,000
      2,000,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                   2,030,000
      2,500,000 1,2 Terra Capital, Inc., Sr. Note, 7.00%, 2/1/2017                                                         2,500,000
        925,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                               996,345
      1,300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                        1,431,957
                       TOTAL                                                                                              50,431,560
                    CONSTRUCTION MACHINERY-0.3%
      2,525,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                            2,663,875
      1,775,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2049                                                    0
                       TOTAL                                                                                               2,663,875
                    CONSUMER PRODUCTS-4.7%
      3,525,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                           3,181,312
        778,953     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                      880,217
      1,025,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                             1,050,625
      1,925,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                   1,994,781
      2,475,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                              2,425,500
        925,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                       0
      3,325,000     Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                           3,374,875
      6,375,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                              5,928,750
      3,500,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                     3,578,750
      1,650,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                 1,650,000
      4,300,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                            4,466,625
      1,525,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                    1,612,688
      1,880,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                 1,513,400
      3,375,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                             3,020,625
      3,075,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                       3,221,063
                       TOTAL                                                                                              37,899,211
                    ENERGY-2.8%
      2,550,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                      2,499,000
      3,225,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                         3,225,000
        900,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                     915,750
      1,525,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                    1,601,250
        250,000     Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                         258,750
        850,000     Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                          890,375
      1,550,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                        1,596,500
        750,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                       748,125
      1,575,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                    1,555,312
      1,650,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                     1,757,250
      2,800,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                2,766,028
      1,200,000     Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                        1,212,000
      1,625,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                1,608,750
      1,150,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                1,180,188
        750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                   776,250
                       TOTAL                                                                                              22,590,528
                    ENTERTAINMENT-1.2%
      1,750,000     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                1,789,375
      4,225,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                     3,887,000
      1,850,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2012                                        1,868,500
      1,500,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                   1,595,625
        725,000     Universal City Florida Holding Co., Floating Rate Note, 10.11%, 5/1/2010                                 751,281
                       TOTAL                                                                                               9,891,781
                    ENVIRONMENTAL-1.1%
      3,100,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                    3,169,750
      2,100,000     Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                     2,115,750
      1,500,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                1,635,000
      1,479,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                 1,652,873
                       TOTAL                                                                                               8,573,373
                    FINANCIAL INSTITUTIONS-1.7%
      2,025,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                  2,009,812
      4,750,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                     4,759,096
      6,350,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      6,827,082
                       TOTAL                                                                                              13,595,990
                    FOOD & BEVERAGE-5.6%
      4,450,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                              4,049,500
      2,250,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                          2,323,125
      1,750,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                               1,828,750
      2,475,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                   2,518,312
      2,300,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                              2,345,763
        775,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                    788,562
      3,525,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                             3,613,125
      3,675,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                     3,707,156
      4,250,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                       4,223,437
      3,150,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                           3,102,750
      3,300,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                  3,366,000
      2,100,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                 2,278,500
      2,675,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                   2,782,000
      1,975,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                     1,950,313
      1,975,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017              1,952,781
      4,300,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                             3,934,500
                       TOTAL                                                                                              44,764,574
                    GAMING-5.6%
      2,100,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                2,000,250
      2,150,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                     2,254,812
      2,975,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                           3,265,062
      1,775,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                1,868,187
        725,000 1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                             733,156
      2,575,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                  2,497,750
      2,425,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                 2,491,687
      5,525,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                5,165,875
      4,000,000     MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                                 4,295,000
      3,025,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                   3,168,688
        800,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                         836,000
      3,275,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                 3,332,312
      1,725,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                       1,811,250
      1,175,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                       1,249,906
      3,050,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                             2,973,750
      2,250,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                 2,325,938
        525,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                        541,406
      2,000,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                    2,135,000
      2,025,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                   2,014,875
                       TOTAL                                                                                              44,960,904
                    HEALTH CARE-8.3%
        725,000 1,2 Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017                                            734,062
      1,400,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                   1,547,000
      2,425,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                           2,522,000
      4,650,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                   4,998,750
      1,775,000 1,2 AmeriPath, Inc., Sr. Unsecd. Note, 10.64%, 2/15/2014                                                   1,783,875
      1,650,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                          1,608,750
      7,150,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                               6,184,750
      2,775,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                      3,052,500
      3,350,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                             3,551,000
      2,500,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                 2,506,572
      2,350,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                  2,015,125
      7,100,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                              7,676,875
      8,125,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                             8,795,312
      2,675,000     National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                        2,935,813
      2,400,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                      2,433,000
      1,925,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                           1,963,500
      3,250,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                               3,404,375
      2,750,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                           2,798,125
      1,525,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                            1,568,844
      2,475,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                         2,536,875
      2,275,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                           2,394,438
                       TOTAL                                                                                              67,011,541
                    INDUSTRIAL - OTHER-6.5%
      4,350,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                     4,360,875
      1,925,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                           1,944,250
      3,125,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                     3,265,625
      1,850,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                       1,965,625
      1,150,000 1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                      1,178,775
      2,200,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                   2,310,000
        750,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.229%, 12/15/2013                                            783,750
        700,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                 745,500
      3,850,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                              4,196,500
      1,450,000 1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.72%, 4/1/2015                                    1,457,250
        975,000 1,2 General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                          985,969
      2,025,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                 2,060,437
      1,750,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                               1,815,625
      4,975,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                               4,912,812
      1,900,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                      2,018,750
      3,300,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                   3,514,500
      2,300,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                       2,461,000
      3,134,858     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                   3,354,298
      1,725,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                       1,755,188
      2,425,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                      2,509,875
      1,675,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                    1,298,125
      1,575,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                          1,634,063
      1,475,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                              1,487,906
                       TOTAL                                                                                              52,016,698
                    LODGING-1.8%
      1,625,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                 1,590,469
      1,000,000     Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                  1,020,000
      1,150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                      1,164,375
      3,125,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                      3,210,937
      1,325,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                1,447,940
      2,650,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                               2,734,318
      1,800,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                         1,936,395
      1,250,000     Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007                                      1,250,989
                       TOTAL                                                                                              14,355,423
                    MEDIA - CABLE-2.2%
      1,611,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                           1,679,467
      1,150,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                        1,196,000
      1,350,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                         1,375,312
      1,560,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                       1,581,450
        625,000     Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013                                 685,937
      5,000,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                        5,300,000
      4,975,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                           5,572,000
        700,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                             691,250
                       TOTAL                                                                                              18,081,416
                    MEDIA - NON-CABLE-10.2%
      1,950,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                               2,042,625
      1,700,000     Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                                            1,848,750
        925,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                         971,250
      3,269,068     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                             3,318,104
        900,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                    929,250
      3,200,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                         3,368,000
      1,000,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                         1,032,500
        600,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                        573,000
      2,974,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                      3,148,722
      5,264,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                         5,770,660
      4,225,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                        4,261,969
      4,050,000 1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                              4,186,687
      7,100,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                     8,094,000
      4,125,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 8.871%, 1/15/2015                                                     4,228,125
      4,675,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                              3,903,625
      1,775,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                      1,908,125
        600,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                      588,000
      1,475,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                    1,445,500
      1,825,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                      1,856,937
        950,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                1,003,437
      2,450,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                    2,529,625
      1,900,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                       2,061,500
      2,600,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                    2,541,500
      1,425,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                     1,392,938
      2,700,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                          2,882,250
      2,150,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                        2,416,063
      1,750,000 1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                      1,693,125
      1,200,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                       1,210,500
      3,200,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                          3,408,000
        750,000 1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                             750,938
      4,775,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                     4,954,063
      1,200,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                    1,216,500
        413,537     Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                   284,307
                       TOTAL                                                                                              81,820,575
                    METALS & MINING-0.9%
      1,825,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                1,934,500
      1,475,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                          1,548,750
      1,425,000     Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                       1,544,344
      2,025,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                     2,151,563
      2,000,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                0
                       TOTAL                                                                                               7,179,157
                    PACKAGING-1.6%
      3,100,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                3,088,375
      3,250,000     Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                3,339,375
      3,450,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                        3,605,250
      1,475,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                              1,545,063
      1,225,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                        1,304,625
        520,679 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                          24,160
                       TOTAL                                                                                              12,906,848
                    PAPER-1.5%
      1,250,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                 1,181,250
      4,050,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                 4,328,437
      2,184,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                           2,194,920
      1,304,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                1,392,020
      3,050,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                         3,324,500
                       TOTAL                                                                                              12,421,127
                    RESTAURANTS-0.8%
      1,075,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                     1,101,875
      1,250,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                             1,381,250
      2,075,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                              2,054,250
      1,750,000 1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,           1,793,750
                    7.847%, 3/15/2014
                       TOTAL                                                                                               6,331,125
                    RETAILERS-2.7%
        575,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                    583,625
      2,200,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                      2,233,000
      3,875,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                          4,000,937
      2,406,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                             2,436,075
      1,900,000 1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 9.85%, 3/15/2014                              1,871,500
      2,875,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                             2,533,594
      2,325,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                              2,354,063
        750,000 1,2 The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015                                                  763,125
      2,475,000 1,2 The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                           2,518,313
      2,075,000 1,2 United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                              2,106,125
                       TOTAL                                                                                              21,400,357
                    SERVICES-1.1%
      3,175,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                        3,683,000
      1,750,000 1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                1,820,000
      3,400,000 1,2 West Corp., Sr. Sub. Note, 11.00%, 10/15/2016                                                          3,604,000
                       TOTAL                                                                                               9,107,000
                    TECHNOLOGY-4.9%
      3,425,000     Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                               3,390,750
      2,050,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                     2,198,625
      1,000,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                1,047,500
      1,950,000 1,2 Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014                                              1,962,187
      1,975,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                         1,239,312
      3,200,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                   3,312,000
      2,250,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                               2,441,250
      2,825,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                              3,171,063
      1,550,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                            1,565,500
      1,268,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012                                     1,340,910
      3,700,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                     3,986,750
      2,750,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                3,014,688
      3,500,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                             3,845,625
      2,900,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                3,124,567
      1,625,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                        1,679,478
      2,300,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                    2,369,000
                       TOTAL                                                                                              39,689,205
                    TEXTILE-0.3%
      2,100,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                       2,239,125
                    TOBACCO-0.5%
      3,825,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                               4,146,331
                    TRANSPORTATION-0.9%
      1,025,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 12/31/2049                                               0
      1,900,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                2,056,750
      4,025,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                           4,608,625
        300,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                     298,500
      1,050,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2049                                                      0
                       TOTAL                                                                                               6,963,875
                    UTILITY - ELECTRIC-4.5%
        950,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                           995,125
      2,275,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                           2,346,094
      4,725,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                      4,949,437
      1,925,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                 2,002,000
      1,007,561 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                        983,847
      1,375,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                            1,412,813
      2,525,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                          2,597,594
      3,750,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                           3,862,500
        350,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                            365,868
      3,477,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                          3,768,766
        625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                 633,296
        875,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                              864,451
      4,625,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                      5,070,156
      3,325,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                        3,410,788
        850,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                             897,813
      2,000,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                       1,781,356
                       TOTAL                                                                                              35,941,904
                    UTILITY - NATURAL GAS-5.7%
      1,200,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                      1,209,000
      2,175,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                               2,207,625
      1,300,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                               1,443,000
      1,775,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                             2,023,500
      4,850,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                     5,092,500
      2,900,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                    2,784,000
      3,500,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                3,465,000
        725,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                   726,144
      2,250,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                2,352,260
      2,550,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                       2,613,750
      1,750,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                        1,772,328
      1,975,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                 1,984,875
      4,050,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                        5,010,036
      1,100,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                      1,232,537
      2,275,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                           2,599,188
        250,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                      259,063
      4,900,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                           5,353,250
      3,425,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                            3,784,625
                       TOTAL                                                                                              45,912,681
                    WIRELESS COMMUNICATIONS-2.8%
      1,400,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.11%, 1/1/2013                             1,480,500
      2,275,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                            2,465,531
      1,250,000 1,2 Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014                                              1,331,250
        925,000 1,2 Digicel Ltd., Sr. Note, 8.875%, 1/15/2015                                                                899,562
      1,475,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                1,563,500
      1,725,000 1,2 Digicel Ltd., Sr. Note, 9.125%, 1/15/2015                                                              1,656,000
      1,975,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                    2,098,438
      3,200,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                3,296,000
      2,700,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.479%, 12/15/2010                       2,760,750
      2,250,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                2,396,250
      2,725,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                    2,981,363
                       TOTAL                                                                                              22,929,144
                    WIRELINE COMMUNICATIONS-2.2%
      2,750,000     Citizens Communications Co., 9.00%, 8/15/2031                                                          3,025,000
      9,950,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                  11,044,500
      2,025,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                       2,192,063
      1,750,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                           1,922,813
                       TOTAL                                                                                              18,184,376
                       TOTAL CORPORATE BONDS                                                                             768,694,438
                       (IDENTIFIED COST $745,435,662)
                    COMMON STOCKS & WARRANTS-0.4%
                    CHEMICALS-0.2%
            704   3 General Chemical Industrial Products, Inc.                                                             1,014,365
            302   3 General Chemical Industrial Products, Inc., Warrants                                                     321,582
            407   3 General Chemical Industrial Products, Inc., Warrants                                                     506,890
                       TOTAL                                                                                               1,842,837
                    CONSUMER PRODUCTS-0.0%
          1,003 1,3 Sleepmaster LLC                                                                                               10
                    INDUSTRIAL - OTHER-0.1%
        458,151 1,3 ACP Holdings Corp., Warrants                                                                             698,680
                    MEDIA - CABLE-0.1%
         29,925     Virgin Media, Inc.                                                                                       755,606
                    MEDIA - NON-CABLE-0.0%
          1,000 1,3 Advanstar, Inc., Warrants                                                                                     10
          1,800   3 XM Satellite Radio, Inc., Warrants                                                                        10,854
         19,800   3 Ziff Davis Media, Inc., Warrants                                                                             198
                       TOTAL                                                                                                  11,062
                    METALS & MINING-0.0%
          2,000 1,3 Republic Technologies International, Inc., Warrants                                                            0
         57,533 1,3 Royal Oak Mines, Inc.                                                                                        892
                       TOTAL                                                                                                     892
                    OTHER-0.0%
            171 1,3 CVC Claims Litigation LLC                                                                                      0
                    PACKAGING-0.0%
              5 1,3 Pliant Corp.                                                                                                   0
          8,307   3 Smurfit Kappa PLC                                                                                        207,512
         57,000 1,3 Russell Stanley Holdings, Inc.                                                                                 0
                       TOTAL                                                                                                 207,512
                       TOTAL COMMON STOCKS & WARRANTS                                                                      3,516,599
                       (IDENTIFIED COST $5,989,294)
                    PREFERRED STOCKS-0.0%
                    MEDIA - NON-CABLE-0.0%
            108   3 Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                          2,700
                    REPURCHASE AGREEMENT--2.5%
   $ 19,849,000     Interest in $1,575,000,000 joint repurchase agreement 5.40%, dated 3/30/2007 under which              19,849,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725. (AT COST)
                       TOTAL INVESTMENTS - 98.3%                                                                         792,062,737
                       (IDENTIFIED COST $771,273,956)4
                       OTHER ASSETS AND LIABILITIES - NET -1.7%                                                           13,563,926
                       TOTAL NET ASSETS - 100%                                                                         $ 805,626,663

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $154,950,092, which represented 19.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $154,226,340, which represented 19.1% of total net assets.

3    Non-income producing security.

4 At March 31, 2007, the cost of investments for federal tax purposes was $772,049,693. The net unrealized appreciation of investments for federal tax purposes was $20,013,044. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $37,242,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,228,989.


    Note:          The categories of investments are shown as a percentage of total net assets at March 31, 2007.



            INVESTMENT VALUATION
       Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


   RESTRICTED SECURITIES
   Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2007, is as follows:

SECURITY                                                          ACQUISITION DATE       ACQUISITION COST
ACP Holdings Corp., Warrants                                      9/24/2003                            $0
Advanstar, Inc., Warrants                                         2/14/2001                       $82,173
CVC Claims Litigation LLC                                         3/26/1997 - 5/20/1998        $1,676,091
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009          4/15/1998                      $480,369
Pliant Corp.                                                      7/18/2006                            $0
Republic Technologies International, Inc., Warrants               8/06/1999                            $0
Royal Oak Mines, Inc.                                             2/24/1999                        $6,392
Russell Stanley Holdings, Inc.                                    11/09/2001                           $0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008  2/5/1999 - 5/15/2005         $2,684,423
Sleepmaster LLC                                                   12/23/2004                           $0


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        MAY 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ JOHN B. FISHER
            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        MAY 14, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        MAY 14, 2007